iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
Aristocrat Leisure Ltd. ...................... 40,628 $ 1,572,887
JB Hi-Fi Ltd. ............................ 7,215 461,848
Lottery Corp. Ltd. (The) ..................... 148,914 511,663
Wesfarmers Ltd. ......................... 74,899 4,035,036
6,581,434
a
Canada  —  1 .5%
Canadian Tire Corp. Ltd. , Class A , NVS .......... 3,366 426,565
Dollarama, Inc. .......................... 18,067 2,700,276
Gildan Activewear, Inc.
(a)
.................... 12,146 759,175
Magna International, Inc. .................... 17,375 926,253
Restaurant Brands International, Inc. ............ 21,685 1,479,740
6,292,009
a
Chile  —  0 .1%
Empresas Copec SA ...................... 24,790 194,160
Falabella SA ............................ 55,382 386,329
580,489
a
China  —  7 .5%
Alibaba Group Holding Ltd. .................. 979,500 17,984,557
BYD Co. Ltd. , Class H ..................... 243,100 2,970,866
JD.com, Inc. , Class A ...................... 191,300 2,750,747
Meituan , Class B
(a) (b) (c)
...................... 365,100 4,838,375
Pop Mart International Group Ltd.
(b)
............. 44,000 1,061,575
Trip.com Group Ltd. ....................... 40,100 2,875,225
32,481,345
a
Denmark  —  0 .1%
Pandora A.S. ........................... 5,273 583,120
a
France  —  5 .4%
Accor SA .............................. 13,936 785,662
Cie Generale des Etablissements Michelin SCA .... 46,691 1,547,628
Hermes International SCA ................... 2,299 5,708,070
Kering SA .............................. 4,639 1,621,041
LVMH Moet Hennessy Louis Vuitton SE .......... 16,832 12,686,879
Renault SA ............................. 11,957 494,927
Sodexo SA ............................. 5,545 284,104
23,128,311
a
Germany  —  2 .1%
adidas AG ............................. 11,878 2,350,490
Bayerische Motoren Werke AG ............... 17,404 1,887,209
Continental AG .......................... 7,226 573,477
Delivery Hero SE
(b) (c)
....................... 14,055 370,489
Mercedes-Benz Group AG ................... 47,656 3,303,613
Volkswagen AG .......................... 1,958 239,123
Zalando SE
(b) (c)
.......................... 14,666 432,751
9,157,152
a
Italy  —  1 .3%
Ferrari N.V. ............................. 8,062 2,995,953
Moncler SpA ............................ 14,647 936,239
Stellantis N.V. ........................... 133,777 1,464,951
5,397,143
a
Japan  —  12 .8%
Aisin Corp. ............................. 37,100 695,115
Asics Corp. ............................. 48,200 1,157,112
Bandai Namco Holdings, Inc. ................. 42,800 1,139,168
Bridgestone Corp. ........................ 77,200 1,736,944
Denso Corp. ............................ 128,700 1,777,618
Fast Retailing Co. Ltd. ..................... 13,900 5,039,977
Security Shares Value
a
Japan (continued)
Honda Motor Co. Ltd. ...................... 268,329 $ 2,633,561
Isuzu Motors Ltd. ......................... 37,100 579,024
Nissan Motor Co. Ltd.
(a) (c)
.................... 153,900 382,430
Nitori Holdings Co. Ltd. ..................... 28,500 497,443
Oriental Land Co. Ltd. ..................... 79,100 1,463,348
Pan Pacific International Holdings Corp. ......... 175,200 1,043,649
Panasonic Holdings Corp. ................... 162,000 2,100,173
Rakuten Group, Inc.
(c)
...................... 99,100 635,029
Sekisui House Ltd. ........................ 43,500 970,626
Shimano, Inc. ........................... 5,200 543,769
Sony Group Corp. ........................ 405,800 10,409,164
Subaru Corp. ........................... 38,488 828,694
Sumitomo Electric Industries Ltd. .............. 52,400 2,110,528
Suzuki Motor Corp. ....................... 129,600 1,938,228
Toyota Motor Corp. ....................... 781,700 16,788,644
Yamaha Motor Co. Ltd. ..................... 67,839 503,114
54,973,358
a
Netherlands  —  1 .3%
Prosus N.V. , Class N
(c)
..................... 87,912 5,443,419
a
South Korea  —  0 .8%
Hyundai Motor Co. ........................ 8,952 1,848,659
Kia Corp. .............................. 16,111 1,365,786
3,214,445
a
Spain  —  1 .6%
Amadeus IT Group SA ..................... 29,728 2,200,199
Industria de Diseno Textil SA ................. 74,040 4,884,024
7,084,223
a
Sweden  —  0 .3%
Evolution AB
(b)
........................... 9,709 659,256
H & M Hennes & Mauritz AB , Class B ........... 31,174 624,848
1,284,104
a
Switzerland  —  1 .9%
Cie Financiere Richemont SA , Class A, Registered .. 35,475 7,650,216
Swatch Group AG (The) , Bearer ............... 1,893 398,014
Swatch Group AG (The) , Registered ............ 3,503 150,925
8,199,155
a
United Kingdom  —  2 .4%
Barratt Redrow PLC ....................... 96,444 495,451
Berkeley Group Holdings PLC ................ 6,568 345,682
Burberry Group PLC
(c)
..................... 23,372 397,419
Compass Group PLC ...................... 112,012 3,549,107
Entain PLC ............................. 42,779 439,736
InterContinental Hotels Group PLC ............. 10,016 1,407,536
Kingfisher PLC .......................... 115,169 484,810
Next PLC .............................. 7,595 1,398,241
Pearson PLC ........................... 42,040 594,405
Persimmon PLC ......................... 20,854 381,185
Taylor Wimpey PLC ....................... 229,061 331,453
Whitbread PLC .......................... 11,221 384,602
10,209,627
a
United States  —  58 .4%
Airbnb, Inc. , Class A
(c)
...................... 28,065 3,808,982
Amazon.com, Inc.
(c)
....................... 184,893 42,677,002
Aptiv PLC
(c)
............................. 14,259 1,084,967
AutoZone, Inc.
(c)
......................... 1,098 3,723,867
Best Buy Co., Inc. ........................ 12,894 862,995
Booking Holdings, Inc.
(a)
.................... 2,127 11,390,787
Carnival Corp.
(c)
.......................... 71,652 2,188,252
Carvana Co. , Class A
(a) (c)
.................... 9,332 3,938,291

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Chipotle Mexican Grill, Inc.
(c)
................. 87,256 $ 3,228,472
Darden Restaurants, Inc. ................... 7,675 1,412,353
Deckers Outdoor Corp.
(c)
.................... 9,618 997,098
Domino's Pizza, Inc. ....................... 2,041 850,730
DoorDash, Inc. , Class A
(c)
................... 24,666 5,586,356
DR Horton, Inc. .......................... 18,072 2,602,910
eBay, Inc. .............................. 29,827 2,597,932
Expedia Group, Inc. ....................... 7,721 2,187,436
Ford Motor Co. .......................... 258,259 3,388,358
Garmin Ltd. ............................. 10,788 2,188,346
General Motors Co.
(a)
...................... 61,559 5,005,978
Genuine Parts Co. ........................ 9,165 1,126,928
Hasbro, Inc. ............................ 8,910 730,620
Hilton Worldwide Holdings, Inc. ............... 15,338 4,405,840
Home Depot, Inc. (The) .................... 54,921 18,898,316
Las Vegas Sands Corp. .................... 20,077 1,306,812
Lennar Corp. , Class A ...................... 14,237 1,463,564
Lowe's Companies, Inc. .................... 37,009 8,925,090
Lululemon Athletica, Inc.
(c)
................... 7,121 1,479,815
Marriott International, Inc. , Class A ............. 14,698 4,559,907
McDonald's Corp. ........................ 46,995 14,363,082
MGM Resorts International
(c)
................. 13,748 501,664
NIKE, Inc. , Class B ....................... 78,482 5,000,088
Norwegian Cruise Line Holdings Ltd.
(a) (c)
......... 30,240 674,957
NVR, Inc.
(c)
............................. 187 1,363,748
O'Reilly Automotive, Inc.
(c)
................... 55,702 5,080,579
Pool Corp. ............................. 2,193 501,649
PulteGroup, Inc. ......................... 12,862 1,508,198
Ralph Lauren Corp. , Class A ................. 2,562 905,949
Ross Stores, Inc. ......................... 21,461 3,865,985
Royal Caribbean Cruises Ltd. ................ 16,736 4,668,005
Starbucks Corp. .......................... 75,023 6,317,687
Tapestry, Inc. ............................ 13,505 1,725,534
Tesla, Inc.
(c)
............................. 94,926 42,690,121
TJX Companies, Inc. (The) .................. 73,442 11,281,426
Tractor Supply Co. ........................ 34,792 1,739,948
Ulta Beauty, Inc.
(c)
........................ 2,959 1,790,225
Williams-Sonoma, Inc. ..................... 8,037 1,435,328
Wynn Resorts Ltd.
(a)
....................... 5,502 662,056
Yum! Brands, Inc. ........................ 18,322 2,771,752
251,465,985
a
Total Common Stocks — 99.0%
(Cost: $ 412,090,212 ) ................................ 426,075,319
Security Shares Value
a
Preferred Stocks
Germany  —  0 .7%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 3,545 $ 377,756
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a) (b)
7,098 378,056
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 9,987 465,948
Volkswagen AG , Preference Shares , NVS ........ 13,607 1,660,580
2,882,340
a
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 1,448 207,515
Hyundai Motor Co. , Series 2, Preference Shares , NVS 2,334 344,813
552,328
Total Preferred Stocks — 0.8%
(Cost: $ 4,157,351 ) .................................. 3,434,668
a
Total Long-Term Investments — 99.8%
(Cost: $ 416,247,563 ) ................................ 429,509,987
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 11,474,774 11,480,511
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 592,466 592,466
a
Total Short-Term Securities — 2.8%
(Cost: $ 12,072,977 ) ................................. 12,072,977
Total Investments —  102.6%
(Cost: $ 428,320,540 ) ................................ 441,582,964
Liabilities in Excess of Other Assets — ( 2 .6 ) % ............... (11,067,260)
Net Assets — 100.0% ................................. $ 430,515,704
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ —  $ 11,478,283
(a)
$ —  $ 2,228  $ —  $ 11,480,511  11,474,774  $ 6,524
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 550,000  42,466
(a)
—  —  —  592,466  592,466  11,415  —
$ 2,228  $ —
$ 12,072,977
$ 17,939  $ —

iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 1 03/12/26 $ 218 $ 1,677
E-Mini Consumer Discretionary Select Sector Index .............................................. 1 03/20/26 243 (1,863)
Euro STOXX 50 Index ................................................................. 6 03/20/26 412 2,960
$ 2,774
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 258,144,323  $ 167,930,996  $ —  $ 426,075,319
Preferred Stocks ......................................... —  3,434,668  —  3,434,668
Short-Term Securities
Money Market Funds ...................................... 12,072,977  —  —  12,072,977
$ 270,217,300  $ 171,365,664  $ —  $ 441,582,964
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,637  $ —  $ —  $ 4,637
Liabilities
Equity Contracts ........................................... (1,863) —  —  (1,863)
$ 2,774  $ —  $ —  $ 2,774
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares